Project debt	12 Months Ended
Dec. 31, 2017
Project debt [Abstract]
Project debt
Note 15.- Project debt

The main purpose of the Company is the long-term ownership and management of contracted concessional assets, such as renewable energy, efficient natural gas, electric transmission line assets and water, which are financed through project debt. This Note shows the project debt linked to the contracted concessional assets included in Note 6 of these consolidated financial statements.

Project debt is generally used to finance contracted assets, exclusively using as guarantee the assets and cash flows of the company or group of companies carrying out the activities financed. In most of the cases, the assets and/or contracts are set up as guarantee to ensure the repayment of the related financing.

Compared with corporate debt, project debt has certain key advantages, including greater leverage period permitted and a longer tenor.

The variations for 2017 and 2016 of project debt have been the following:

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2016	4,629,184	701,283	5,330,467
Increases	52,027	304,707	356,734
Decreases	(42,560)	(509,131)	(551,691)
Currency translation differences	316,646	23,052	339,698
Reclassifications	273,620	(273,620)	-
Balance as of December 31, 2017	5,228,917	246,291	5,475,208

The line “Increases” includes primarily accrued interests for the year.

Main variations in Project debt during the year 2017 are the result of:

-
Net decrease primarily due to repayment of debt, considering that interests accrued are offset by a similar amount of interests paid during the year. Decrease in long-term debt primarily relates to the partial repayment of Solana debt using the indemnity received from Abengoa in December 2017 for $42.5 million (see Note 10);

-
A reclassification of the entire debt of Kaxu and Cadonal projects from short term to long term during the year 2017 as a result of the waiver obtained for Kaxu in March 2017 and the completion of certain pending conditions for Cadonal in October 2017. In addition, in 2017, Kaxu’s debt coverage ratio did not reach the minimum threshold due to the technical problems that the plant experienced since the end of 2016. However, the lenders of the project finance agreement granted a waiver to the asset and therefore reclassification of the debt to short-term does not apply in this case.

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2015	3,574,464	1,896,205	5,470,669
Increases	36,842	329,434	366,276
Decreases	-	(480,969)	(480,969)
Currency translation differences	(64,426)	38,917	(25,509)
Reclassifications	1,082,304	(1,082,304)	-
Balance as of December 31, 2016	4,629,184	701,283	5,330,467

The line “Increases” includes primarily accrued interests for the year.

Main variations in Project debt during the year 2016 were the result of:

-	Net decrease primarily due to repayment of debt; considering that interests accrued were offset by a similar amount of interests paid during the year;

-
A reclassification of the entire debt of Solana and Mojave projects from short term to long term as of December 31, 2016 considering that as a result of the forbearance signed in December 2016, Abengoa cross-defaults will no longer trigger acceleration remedies in the Solana or Mojave financing agreements.

Debts of Kaxu and Cadonal projects remained classified as short term in accordance with International Accounting Standards 1 (“IAS 1”), “Presentation of Financial Statements” as of December 31, 2016. The waiver of the cross-default provisions related to Abengoa that had been obtained for Cadonal during 2016 was subject to the completion of certain conditions.

The repayment schedule for Project debt in accordance with the financing arrangements, at the end of 2017 is as follows and is consistent with the projected cash flows of the related projects.

2018		2019	2020	2021	2022	Subsequent years	Total
Interest Repayment	Nominal repayment
21,612	224,679	246,471	265,002	280,303	313,559	4,123,582	5,475,208

In 2016, the Company refinanced ATN2 debt. In 2017, the Company did not enter into any new project debt.

Current and non-current loans with credit entities include amounts in foreign currencies for a total of $2,778,043 thousand as of December 31, 2017 ($2,564,291 thousand as of December 31, 2016).

The following table details the movement in Project debt for the year 2017, split between cash and non-cash items:

	January 1, 2017	Cash Flow	Non-cash changes	December 31, 2017
Project debt	5,330,467	(248,472)	393,212	5,475,208

The non-cash changes primarily relates to currency translation differences.

The equivalent in U.S. dollars of the most significant foreign-currency-denominated debts held by the Company is as follows:

	Balance as of December 31,
Currency	2017	2016
Euro	2,286,771	2,102,985
Algerian Dinar	35,093	41,598
Rand	456,179	419,708
Total	2,778,043	2,564,291

All of the Company’s financing agreements have a carrying amount close to its fair value.